Inventories - Summary of Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Raw materials and consumables	€ 1,365	€ 1,274
Finished goods and goods for resale	2,936	2,688
Total inventories	€ 4,301	€ 3,962